Distribution of the Bank's profit, etc. - EPS Basic (Details) - EUR (€) € / shares in Units, € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Basic earnings per share [abstract]
Profit attributable to the parent	€ 6,515	€ 7,810	[1]	€ 6,619
Remuneration of contingently convertible preference shares (CCP) (millions of euros)	(595)	(560)		(395)
Net profit for the year	5,920	7,250		6,224
Profit (loss) from discontinued operations (net of non-controlling interests)	0	0		0
Profit or Loss from continuing operations (net of non-controlling interests and CCP) (millions of euros)	€ 5,920	€ 7,250		€ 6,224
Weighted average number of shares outstanding	16,348,415,883	16,150,090,739		15,394,458,789
Total basic earnings (loss) per share (in euro per share)	€ 0.362	€ 0.449	[1]	€ 0.404
Basic earnings per share from discontinued operations (euros)	0.000	0.000		0.000
Basic earnings per share from continuing operations (euros)	€ 0.362	€ 0.449		€ 0.404

[1]	See further detail regarding the impacts of the entry into force of IFRS 9 as of 1 January 2018 (Note 1.d).